May. 01, 2015

GUIDESTONE FUNDS

Supplement dated November 18, 2015

to

Prospectus dated May 1, 2015, as amended June 1, 2015

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.       PRINCIPAL STRATEGY CHANGES TO THE DATE TARGET FUNDS

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2005 Fund, on page 5, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	12 Years After
	Retirement 2005(4)
Fixed Income Select Funds(1)(2)	52.80%	55.00%
Money Market	0.00%	0.00%
Low-Duration Bond	39.59%	41.24%
Medium-Duration Bond	10.56%	11.00%
Extended-Duration Bond	0.00%	0.00%
Global Bond	2.65%	2.76%

U.S. Equity Select Funds(2)(3)	21.54%	19.80%
Defensive Market Strategies	10.06%	9.00%
Equity Index	3.44%	3.24%
Value Equity	3.44%	3.24%
Growth Equity	3.44%	3.24%
Small Cap Equity	1.16%	1.08%

Non-U.S. Equity Select Funds(2)	7.66%	7.20%
International Equity Index	2.02%	1.90%
International Equity	4.03%	3.79%
Emerging Markets Equity	1.61%	1.51%

Real Assets Select Funds(1)(2)	18.00%	18.00%
Inflation Protected Bond	10.00%	10.00%
Flexible Income	5.00%	5.00%
Real Estate Securities	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%

(1)     These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(4)     The retirement year of 2005 assumes that an investor retired at age 65.

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2015 Fund, on page 10, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	5 Years After	10 Years After	12 Years After
	Retirement 2015(4)
Fixed Income Select Funds(1)(2)	32.46%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	13.58%	19.75%	37.86%	41.24%
Medium-Duration Bond	12.98%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.33%	0.00%	0.00%	0.00%
Global Bond	4.57%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	36.83%	31.59%	23.21%	19.80%
Defensive Market Strategies	17.76%	15.25%	10.75%	9.00%
Equity Index	5.62%	4.84%	3.71%	3.24%
Value Equity	5.62%	4.84%	3.71%	3.24%
Growth Equity	5.62%	4.84%	3.71%	3.24%
Small Cap Equity	2.21%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	12.71%	10.91%	8.30%	7.20%
International Equity Index	3.35%	2.87%	2.19%	1.90%
International Equity	6.69%	5.75%	4.37%	3.79%
Emerging Markets Equity	2.67%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	10.00%	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The retirement year of 2015 assumes that an investor retired at age 65.

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2025 Fund, on page 15, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	Retirement 2025(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	24.92%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	6.92%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	9.97%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	2.49%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.54%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	44.97%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	17.72%	18.00%	15.25%	10.75%	9.00%
Equity Index	7.99%	5.66%	4.84%	3.71%	3.24%
Value Equity	7.99%	5.66%	4.84%	3.71%	3.24%
Growth Equity	7.99%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	3.28%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	18.17%	12.80%	10.91%	8.30%	7.20%
International Equity Index	4.78%	3.37%	2.87%	2.19%	1.90%
International Equity	9.57%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	3.82%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	11.94%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	4.46%	10.00%	10.00%	10.00%	10.00%
Flexible Income	1.96%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	2.52%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2025 assumes that an investor retired at age 65.

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2035 Fund, on page 19, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	10 Years Before	Retirement 2035(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	16.39%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.98%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	5.91%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	46.95%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	1.96%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	6.44%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	29.99%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	7.90%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	15.79%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	6.30%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2035 assumes that an investor retired at age 65.

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2045 Fund, on page 23, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	20 Years Before	10 Years Before	Retirement 2045(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	6.96%	15.25%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.75%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	0.71%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	51.82%	47.44%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	8.08%	6.58%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	34.55%	30.64%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	9.10%	8.07%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	18.20%	16.14%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	7.25%	6.43%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.
(4)	The retirement year of 2045 assumes that an investor retired at age 65.

Under the section disclosing "Principal Investment Strategies", the third bullet point for the MyDestination 2055 Fund, on page 27, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets as of December 2015.

	December 2015	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	5.00%	6.50%	15.25%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	0.00%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.00%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	53.00%	52.11%	47.44%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	8.42%	8.13%	6.58%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	35.33%	34.72%	30.64%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	9.30%	9.15%	8.07%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	18.61%	18.28%	16.14%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	7.42%	7.29%	6.43%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2055 assumes that an investor retired at age 65.

II.     PRINCIPAL STRATEGY CHANGES TO CERTAIN OF THE

ASSET ALLOCATION FUNDS

Under the section disclosing "Principal Investment Strategies", the second bullet point for both the Conservative Allocation Fund and Conservative Allocation Fund I, on pages 31 and 46, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	20%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	5%	0-10%
Growth Equity	5%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	6%	2-15%
Emerging Markets Equity Fund	1%	0-10%

Real Assets Select Funds(1)(2)	18%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	2%	0-10%

(1)     These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

Under the section disclosing "Principal Investment Strategies", the second bullet point for both the Balanced Allocation Fund and Balanced Allocation Fund I, on pages 35 and 50, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	41%	25-55%
Money Market	2%	0-10%
Low-Duration Bond	11%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	30%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	10%	2-20%
Growth Equity	10%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	14%	5-25%
International Equity	11%	5-25%
Emerging Markets Equity Fund	3%	0-10%

Real Assets Select Funds(1)(2)	15%	10-30%
Inflation Protected Bond	6%	2-15%
Flexible Income	3%	0-10%
Real Estate Securities	3%	0-10%
Global Natural Resources Equity	3%	0-10%

(1)     These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

Under the section disclosing "Principal Investment Strategies", the second bullet point for both the Growth Allocation Fund and Growth Allocation Fund I, on pages 39 and 54, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	42%	25-55%
Value Equity	19%	10-30%
Growth Equity	19%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	26%	10-40%
International Equity	21%	10-30%
Emerging Markets Equity Fund	5%	2-15%

Real Assets Select Funds(2)	7%	2-15%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	3%	0-10%

(1)     These target allocations may include investment grade and high yield ("junk bond") fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.